UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

         Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

    12/31

Date of reporting period:    3/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Power Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value

	MUTUAL FUNDS - 88.4%
	DEBT FUNDS - 88.4%
343,073	Ivy High Income Fund	$ 2,991,594
523,648	MainStay High Yield Corporate Bond Fund	3,225,673
64,584	Oppenheimer Senior Floating Rate Fund	541,215
526,858	PIMCO High Yield Fund	5,115,793
137,773	Pioneer High Yield Fund	1,482,437
387,742	RidgeWorth Seix Floating Rate High Income Fund	3,512,940
322,485	Wells Fargo Advantage Short-Term High Yield Bond Fund	2,673,401
	TOTAL MUTUAL FUNDS (Cost - $19,353,317)	19,543,053

	EXCHANGE TRADED FUNDS - 7.2%
	DEBT FUNDS - 7.2%
2,863	iShares iBoxx $ High Yield Corporate Bond Fund	270,124
2,475	PIMCO 0-5 Year High Yield Corporate Bond Index Fund	258,811
19,764	SPDR Barclays High Yield Bond Fund	812,498
8,385	SPDR Barclays Short Term High Yield Bond Fund	258,929
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,594,636)	1,600,362

	SHORT-TERM INVESTMENTS - 4.3%
	MONEY MARKET FUNDS - 4.3%
271	BlackRock Cash Funds - Institutional Class, 0.68% *	271
11	Fidelity Institutional Money Market Funds - Government Portfolio, 0.04% *	11
530,191	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.43% *	530,191
409,499	HighMark US Government Money Market Fund, 0.02% *	409,499
	TOTAL SHORT-TERM INVESTMENTS (Cost - $939,973)	939,973

	TOTAL INVESTMENTS - 99.9% (Cost - $21,887,926) (a)	$ 22,083,387
	OTHER ASSETS LESS LIABILITIES - 0.1%	28,230
	NET ASSETS - 100.0%	$ 22,111,617

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,887,926
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 195,461
	Unrealized depreciation	-
	Net unrealized appreciation	$ 195,461

*	Money market fund; interest rate reflects effective yield on March 31, 2013.

Power Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 19,543,053	$ -	$ -	$ 19,543,053
Exchange Traded Funds	1,600,362	-	-	1,600,362
Money Market Funds	939,973	-	-	939,973
Total	$ 22,083,387	$ -	$ -	$ 22,083,387
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Variable Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/30/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/30/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/30/2013